John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
2041 West 141st Terrace, Suite 119
Leawood, KS 66224
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

March 5, 2012

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: Commonwealth International Series Trust (the “Trust”) (File Nos. 33-06867 and 811-04665)

Ladies and Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on February 28, 2012.

       If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/  John H. Lively

On behalf of The Law Offices of John H. Lively  & Associates, Inc.